UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy Apollo Multi-Asset Income Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia

Financials – 0.6%
DEXUS Property Group (A)	14		$78
Mirvac Group	79		114
Scentre Group	89		271
Westfield Corp.	26		180

			643

Industrials – 0.4%
Spotless Group Holdings Ltd.	490		386

Materials – 0.6%
Amcor Ltd.	43		425
Pact Group Holdings Ltd.	53		196

			621

Telecommunication Services – 0.4%
Telstra Corp. Ltd. ADR	111		453

Total Australia – 2.0%			$2,103
Belgium

Financials – 0.0%
Befimmo N.V./S.A.	—	*	14

Total Belgium – 0.0%			$14
Canada

Financials – 0.7%
Allied Properties	—	*	11
Bank of Montreal	9		481
Canadian Apartments Properties	2		58
Dream Office Real Estate Investment Trust	1		9
H&R Real Estate Investment Trust	4		59
RioCan	4		62
SmartREIT	2		33

			713

Total Canada – 0.7%			$713
Finland

Financials – 0.1%
Citycon Oyj	22		58

Total Finland – 0.1%			$58
France

Energy – 0.9%
Total S.A.	21		925

Financials – 0.5%
Axa S.A.	8		214
Gecina	—	*	56
Klepierre	2		105
Unibail-Rodamco	—	*	95

			470

Health Care – 0.5%
Sanofi-Aventis	6		516

Industrials – 1.0%
Compagnie de Saint-Gobain	6		240
Safran	6		438
Vinci	7		455

			1,133

Telecommunication Services – 1.4%
Orange S.A.	51		860
Vivendi Universal (A)	24		508

			1,368

Utilities – 0.5%
ENGIE	32		567

Total France – 4.8%			$4,979
Germany

Financials – 0.2%
Ado Properties S.A. (A)	1		38
alstria office AG	1		18
Deutsche EuroShop AG	1		34
LEG Immobilien AG	—	*	25
Vonovia SE	3		97

			212

Health Care – 0.5%
Bayer AG	4		488

Total Germany – 0.7%			$700
Hong Kong

Financials – 0.8%
Cheung Kong (Holdings) Ltd.	39		256
Hongkong Land Holdings Ltd.	20		141
Sun Hung Kai Properties Ltd.	27		326
Swire Properties Ltd.	54		157

			880

Total Hong Kong – 0.8%			$880
Ireland

Materials – 0.2%
CRH plc	8		242

Total Ireland – 0.2%			$242

Israel

Health Care – 0.7%
Teva Pharmaceutical Industries Ltd. ADR	12		777

Telecommunication Services – 0.6%
Bezeq – Israel Telecommunication Corp. Ltd. (The)	280		616

Total Israel – 1.3%			$1,393
Italy

Energy – 0.2%
Eni S.p.A.	14		212

Industrials – 0.6%
Atlantia S.p.A.	24		627

Total Italy – 0.8%			$839
Japan

Consumer Discretionary – 1.0%
Bridgestone Corp.	17		591
Toyota Motor Corp.	7		436

			1,027

Financials – 1.4%
Daiwa Office Investment Corp.	—	*	54
Global One Corp.	—	*	25
Ichigo Hotel Investment Corp.	—	*	25
Kenedix Office Investment Corp.	—	*	57
Mitsubishi Estate Co. Ltd.	19		399
Mitsui Fudosan Co. Ltd.	13		331
ORIX JREIT, Inc.	—	*	60
Sumitomo Mitsui Financial Group, Inc.	10		391
Sumitomo Realty & Development Co. Ltd.	6		173

			1,515

Total Japan – 2.4%			$2,542
Jersey

Financials – 0.0%
Atrium European Real Estate Ltd.	3		12

Total Jersey – 0.0%			$12
Mexico

Financials – 0.0%
Prologis Property Mexico S.A. de C.V.	3		5

Total Mexico – 0.0%			$5
Netherlands

Consumer Staples – 0.6%
Unilever N.V., Certicaaten Van Aandelen	12		509

Financials – 0.4%
Eurocommercial Properties N.V.	1		32
ING Groep N.V., Certicaaten Van Aandelen	30		408
Wereldhave N.V.	1		29

			469

Materials – 0.4%
Royal DSM Heerlen	9		448

Total Netherlands – 1.4%			$1,426
Norway

Consumer Staples – 0.9%
Marine Harvest ASA	67		910

Financials – 0.0%
Entra ASA	6		49

Total Norway – 0.9%			$959
Singapore

Consumer Discretionary – 0.5%
Asian Pay Television Trust	886		400

Financials – 0.0%
CapitaCommercial Trust	15		14
CapitaLand Ltd.	14		33
CapitaMall Trust	16		21
Global Logistic Properties Ltd.	11		16
Mapletree Commercial Trust	10		9

			93

Total Singapore – 0.5%			$493
Spain

Financials – 0.0%
Axiare Patrimonio SOCIMI S.A.	—	*	4

Utilities – 1.1%
Enagas S.A.	16		450
Iberdrola S.A.	105		746

			1,196

Total Spain – 1.1%			$1,200
Sweden

Financials – 0.1%
Hufvudstaden AB	4		55
Wihlborgs Fastigheter AB	2		41

			96

Industrials – 0.4%
NCC AB, B Shares	14		451

Total Sweden – 0.5%			$547

Switzerland

Consumer Staples – 0.4%
Nestle S.A., Registered Shares	6		443

Financials – 0.0%
PSP Swiss Property Ltd., Registered Shares	1		50

Health Care – 1.2%
Novartis AG, Registered Shares	6		527
Roche Holdings AG, Genusscheine	2		614

			1,141

Industrials – 0.2%
Wolseley plc	4		212

Total Switzerland – 1.8%			$1,846
United Kingdom

Consumer Discretionary – 2.4%
GKN plc	97		443
NEXT plc	4		442
Taylor Wimpey plc	209		626
UBM plc	86		671
WPP Group plc	19		433

			2,615

Consumer Staples – 2.3%
Britvic plc	48		513
Diageo plc	18		496
Imperial Tobacco Group plc	15		804
SABMiller plc	9		548

			2,361

Energy – 1.2%
BG Group plc	35		514
Royal Dutch Shell plc, Class A	34		762

			1,276

Financials – 1.9%
Barclays plc	117		377
British Land Co. plc (The)	2		27
Capital & Regional plc	32		30
Derwent London plc	1		75
Hammerson plc	10		88
Hansteen Holdings plc	16		28
HSBC Holdings plc	76		602
Land Securities Group plc	11		186
Legal & General Group plc	128		504
LondonMetric Property plc	14		33
Shaftesbury plc	3		39

			1,989

Health Care – 0.6%
AstraZeneca plc	9		586

Industrials – 0.8%
BAE Systems plc	117		858

Telecommunication Services – 0.5%
Vodafone Group plc	162		529

Utilities – 0.8%
National Grid plc	61		847

Total United Kingdom – 10.5%			$11,061
United States

Consumer Discretionary – 0.8%
Ford Motor Co.	33		465
McDonalds Corp.	4		461

			926

Consumer Staples – 1.1%
Altria Group, Inc.	12		724
Philip Morris International, Inc.	5		452

			1,176

Energy – 0.6%
Occidental Petroleum Corp.	10		663

Financials – 5.5%
Acadia Realty Trust	—	*	12
American Assets Trust, Inc.	—	*	15
American Campus Communities, Inc.	2		99
AvalonBay Communities, Inc.	2		309
Boston Properties, Inc.	2		286
Brixmor Property Group, Inc.	3		76
Camden Property Trust	3		249
Care Capital Properties, Inc.	2		46
CBL & Associates Properties, Inc.	4		52
Columbia Property Trust, Inc.	2		41
Corporate Office Properties Trust	4		79
Cousins Properties, Inc.	4		37
CubeSmart	4		109
DDR Corp.	5		89
Duke Realty Corp.	3		73
DuPont Fabros Technology, Inc.	1		41
EastGroup Properties, Inc.	—	*	25
Equity Residential	6		483
General Growth Properties, Inc.	3		94
Health Care, Inc.	3		213
Host Hotels & Resorts, Inc.	6		86
Hudson Pacific Properties, Inc.	2		67
JPMorgan Chase & Co.	6		401
LaSalle Hotel Properties	5		115
Medical Properties Trust, Inc.	2		18
National Health Investors, Inc.	1		33
New York, Inc.	2		20

Paramount Group, Inc.		4		78
ProLogis		5		224
Public Storage, Inc.		1		236
Ramco-Gershenson Properties Trust		2		40
Retail Properties of America, Inc.		4		58
RLJ Lodging Trust		4		77
RMR Group, Inc. (A)		—	*	—	*
Senior Housing Properties Trust		3		50
Simon Property Group, Inc.		4		707
SL Green Realty Corp.		1		83
Sovran Self Storage, Inc.		—	*	32
Spirit Realty Capital, Inc.		7		66
Sunstone Hotel Investors, Inc.		7		84
Taubman Centers, Inc.		2		137
Two Harbors Investment Corp.		56		452
Ventas, Inc.		2		86
Vornado Realty Trust		2		202

				5,780

Health Care – 3.6%
Eli Lilly and Co.		5		409
Johnson & Johnson		12		1,185
Merck & Co., Inc.		15		784
Pfizer, Inc.		39		1,258

				3,636

Industrials – 0.9%
Lockheed Martin Corp.		4		927

Information Technology – 1.0%
Microsoft Corp.		12		647
Paychex, Inc.		7		394

				1,041

Materials – 0.4%
International Paper Co.		12		451

Telecommunication Services – 1.1%
American Tower Corp., Class A		2		152
AT&T, Inc.		31		1,063

				1,215

Utilities – 0.9%
PPL Corp.		27		909

Total United States – 15.9%				$16,724

TOTAL COMMON STOCKS – 46.4%				$48,736
(Cost: $48,869)

CORPORATE DEBT SECURITIES	Principal
Australia

Materials – 0.1%
FMG Resources Pty Ltd. 9.750%, 3–1–22 (B)		$72		66

Total Australia – 0.1%				$66
Canada

Consumer Discretionary – 0.1%
Gateway Casinos & Entertainment Ltd. 8.500%, 11–26–20 (B)(C)	CAD	200		139

Energy – 0.4%
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (B)		$203		183
6.750%, 5–1–23 (B)		241		202

				385

Health Care – 0.9%
Concordia Healthcare Corp.
9.500%, 10–21–22 (B)		488		480
VPII Escrow Corp.:
6.750%, 8–15–18 (B)		38		38
7.500%, 7–15–21 (B)		420		419
VRX Escrow Corp.
5.375%, 3–15–20 (B)		72		68

				1,005

Information Technology – 0.4%
Kronos Acquisition Holdings, Inc.
9.000%, 8–15–23 (B)		432		369

Total Canada – 1.8%				$1,898
France

Financials – 0.2%
Societe Generale S.A.
8.250%, 11–29–49		200		212

Total France – 0.2%				$212
Ireland

Financials – 0.1%
FLY Leasing Ltd.
6.750%, 12–15–20		130		133

Total Ireland – 0.1%				$133
Israel

Energy – 0.1%
Delek & Avner Tamar Bond Ltd.
5.082%, 12–30–23 (B)		150		151

Total Israel – 0.1%				$151

Luxembourg

Consumer Discretionary – 1.2%
Altice Financing S.A.
7.750%, 7–15–25 (B)		152	139
Altice S.A.:
7.750%, 5–15–22 (B)		600	541
7.625%, 2–15–25 (B)		200	173
Nielsen Finance
5.500%, 10–1–21 (B)		400	410

			1,263

Industrials – 0.4%
Silver II Borrower SCA and Silver II U.S. Holdings
7.750%, 12–15–20 (B)		630	454

Total Luxembourg – 1.6%			$1,717
Netherlands

Consumer Discretionary – 0.4%
VTR Finance B.V.
6.875%, 1–15–24 (B)		350	322

Industrials – 0.1%
Cimpress N.V.
7.000%, 4–1–22 (B)		160	154

Total Netherlands – 0.5%			$476
United Kingdom

Financials – 0.2%
Keystone Financing plc
9.500%, 10–15–19 (C)	GBP	100	153
Odeon & UCI Finco plc
9.000%, 8–1–18 (C)		100	153

			306

Industrials – 0.3%
Algeco Scotsman Global Finance plc
8.500%, 10–15–18 (B)		$200	168

Total United Kingdom – 0.5%			$474
United States

Consumer Discretionary – 5.4%
Acosta, Inc.
7.750%, 10–1–22 (B)		150	132
Altice U.S. Finance II Corp.
7.750%, 7–15–25 (B)		395	363
B-Corp Merger Sub, Inc.
8.250%, 6–1–19		350	257
Bon-Ton Stores, Inc. (The)
8.000%, 6–15–21		447	148
Cablevision Systems Corp.
5.875%, 9–15–22		604	514
Cumulus Media, Inc.
7.750%, 5–1–19		72	24
DISH DBS Corp.
6.750%, 6–1–21		197	198
Goodyear Tire & Rubber Co. (The)
5.125%, 11–15–23		56	57
Hot Topic, Inc.
9.250%, 6–15–21 (B)		222	196
HT Intermediate Holdings Corp.
12.000%, 5–15–19 (B)(D)		350	293
Jo–Ann Stores Holdings, Inc.
9.750%, 10–15–19 (B)(D)		240	132
Jo–Ann Stores, Inc.
8.125%, 3–15–19 (B)		240	192
Laureate Education, Inc.
10.000%, 9–1–19 (B)(E)		472	293
Neiman Marcus Group Ltd., Inc.
8.000%, 10–15–21(B)		710	526
Neptune Finco Corp.:
10.125%, 1–15–23 (B)		200	209
10.875%, 10–15–25 (B)		352	370
Nielsen Finance LLC and Nielsen Finance Co.
5.000%, 4–15–22 (B)		400	395
Pinnacle Operating Corp.
9.000%, 11–15–20 (B)		350	329
Radio One, Inc. (GTD by TV One LLC)
7.375%, 4–15–22 (B)		147	131
Wave Holdco LLC and Wave Holdco Corp.
8.250%, 7–15–19 (B)(D)		72	69
WaveDivision Escrow LLC and WaveDivision Escrow Corp.
8.125%, 9–1–20 (B)		72	69
WMG Acquisition Corp.
6.750%, 4–15–22 (B)		647	560
YUM! Brands, Inc.
6.250%, 3–15–18		128	135

			5,592

Consumer Staples – 1.1%
JBS USA LLC and JBS USA Finance, Inc.
5.875%, 7–15–24 (B)		222	201
Post Holdings, Inc.:
7.375%, 2–15–22		272	283
7.750%, 3–15–24 (B)		230	241
Prestige Brands, Inc.
5.375%, 12–15–21 (B)		200	192
Simmons Foods, Inc.
7.875%, 10–1–21 (B)		280	253

			1,170

Energy – 1.2%
California Resources Corp.:
8.000%, 12–15–22 (B)		39	21
6.000%, 11–15–24		15	5

Chesapeake Energy Corp.
6.500%, 8–15–17	24	12
Clayton Williams Energy, Inc.
7.750%, 4–1–19	205	158
Endeavor Energy Resources L.P.
7.000%, 8–15–21 (B)	202	180
Energy Transfer Equity L.P.
7.500%, 10–15–20	220	203
Laredo Petroleum, Inc.
7.375%, 5–1–22	274	251
ONEOK, Inc.
7.500%, 9–1–23	160	133
PBF Holding Co. LLC and PBF Finance Corp.
7.000%, 11–15–23 (B)	46	45
Targa Resources Partners L.P.
5.000%, 1–15–18 (B)	190	176

		1,184

Financials – 1.1%
Balboa Merger Sub, Inc.
11.375%, 12–1–21 (B)	72	60
Hub International Ltd.
7.875%, 10–1–21 (B)	222	200
iStar Financial, Inc.
4.000%, 11–1–17	152	149
New Cotai LLC and New Cotai Capital Corp.
10.625%, 5–1–19 (B)(D)	255	191
Onex USI Acquisition Corp.
7.750%, 1–15–21 (B)	350	336
Patriot Merger Corp.
9.000%, 7–15–21 (B)	350	320

		1,256

Health Care – 0.7%
Greatbatch Ltd.
9.125%, 11–1–23 (B)	72	71
IASIS Healthcare LLC and IASIS Capital Corp.
8.375%, 5–15–19	440	405
Jaguar Holding Co. II and Pharmaceutical Product Development LLC
6.375%, 8–1–23 (B)	222	216
Team Health, Inc.
7.250%, 12–15–23 (B)	79	82

		774

Industrials – 0.5%
TransDigm Group, Inc.
7.500%, 7–15–21	150	155
TransDigm, Inc.:
6.000%, 7–15–22	197	193
6.500%, 7–15–24	197	196

		544

Information Technology – 1.3%
Alliance Data Systems Corp.:
6.375%, 4–1–20 (B)	130	131
5.375%, 8–1–22 (B)	222	211
Ensemble S Merger Sub, Inc.
9.000%, 9–30–23 (B)	72	70
Italics Merger Sub, Inc.
7.125%, 7–15–23 (B)	450	408
Micron Technology, Inc.:
5.875%, 2–15–22	222	216
5.500%, 2–1–25	222	193
NCR Escrow Corp.
6.375%, 12–15–23	72	71

		1,300

Materials – 0.2%
Hillman Group, Inc. (The)
6.375%, 7–15–22 (B)	195	162

Telecommunication Services – 1.2%
Frontier Communications Corp.:
8.875%, 9–15–20 (B)	397	402
9.250%, 7–1–21	72	71
Sprint Corp.:
7.250%, 9–15–21	590	439
7.875%, 9–15–23	240	180
T-Mobile USA, Inc.
6.500%, 1–15–26	42	42
Windstream Services LLC
7.875%, 11–1–17	146	149

		1,283

Total United States – 12.7%		$13,265

TOTAL CORPORATE DEBT SECURITIES – 17.6%		$18,392
(Cost: $19,092)

MORTGAGE-BACKED SECURITIES
United States – 0.1%
U.S. Residential Opportunity Fund Trust 2015–1III, Class A
3.721%, 1–27–35 (B)(E)	134	133

TOTAL MORTGAGE-BACKED SECURITIES – 0.1%		$133
(Cost: $133)

OTHER GOVERNMENT SECURITIES (F)
South Africa – 0.1%
Republic of South Africa
5.500%, 3–9–20	100	103

TOTAL OTHER GOVERNMENT SECURITIES – 0.1%		$103
(Cost: $109)

LOANS (E)
France

Health Care – 0.2%
Ethypharm:
5.500%, 9–30–22 (C)	EUR	3	3
0.000%, 9–30–22 (C)(G)		226	243

			246

Total France – 0.2%			$246
Luxembourg

Consumer Discretionary – 0.1%
Formula One Holdings Ltd. and Delta Two S.a.r.l.
0.000%, 7–30–21 (G)		$160	154

Total Luxembourg – 0.1%			$154
United Kingdom

Energy – 0.1%
KCA Deutag Alpha Ltd.
0.000%, 5–16–20 (G)		197	143

Total United Kingdom – 0.1%			$143
United States

Consumer Discretionary – 3.0%
Academy Sports + Outdoors:
5.000%, 7–2–22		160	154
Advantage Sales & Marketing, Inc.
7.500%, 7–25–22		400	356
AMC Entertainment, Inc.
0.000%, 12–10–22 (G)		220	220
BJ’s Wholesale Club, Inc.
8.500%, 3–31–20		350	311
Charter Communicatons, Inc.
0.000%, 8–24–21 (G)		230	228
Dollar Tree, Inc.
0.000%, 7–6–22 (G)		195	194
Hotel del Coronado
6.330%, 12–9–17		460	460
KIK Custom Products, Inc.:
0.000%, 11–19–21 (G)		220	212
0.000%, 5–21–22 (G)		220	219
6.000%, 8–26–22		72	70
0.000%, 8–26–22 (G)		150	145
Talbots, Inc. (The):
5.500%, 3–19–20		221	208
9.500%, 3–19–21		222	208
Univision Communications, Inc.
0.000%, 3–1–20 (G)		219	214

			3,199

Consumer Staples – 0.2%
Albertson’s Holdings LLC:
0.000%, 3–21–19 (G)		69	68
0.000%, 12–10–22 (G)		186	185

			253

Energy – 0.2%
Callon Petroleum Co.
8.500%, 10–8–21		174	165

Financials – 0.6%
Ascensus, Inc.
5.500%, 12–3–22		195	181
Edelman Financial Center LLC
0.000%, 12–16–22 (G)		220	216
Institutional Shareholder Services, Inc.
5.000%, 5–12–21		219	211
WP Mustang Holdings LLC
8.500%, 5–29–22		72	72

			680

Health Care – 1.6%
Atrium Innovations, Inc.
0.000%, 8–10–21 (G)		400	340
Envision Healthcare Corp.
4.500%, 10–28–22		160	159
Halyard Health, Inc.
0.000%, 10–31–21 (G)		195	193
HCA, Inc.
0.000%, 5–1–18 (G)		219	220
Pharmaceutical Product Development, Inc.
0.000%, 8–18–22 (G)		160	155
Schumacher Group
5.000%, 7–31–22		209	206
Team Health Holdings, Inc.
4.500%, 11–23–22		210	209
Valeant Pharmaceuticals International, Inc.
4.000%, 4–1–22		160	153

			1,635

Industrials – 1.1%
Cast & Crew Payroll LLC
0.000%, 8–3–22 (G)		220	215
DAE Aviation Holdings, Inc.
5.250%, 7–7–22		160	159
Dynacast International LLC
9.500%, 1–30–23		103	99

Larchmont Resources LLC
5.250%, 10–27–22	160	158
Packers Holdings LLC
0.000%, 12–3–21 (G)	220	218
TriMark USA, Inc.
0.000%, 8–22–21 (G)	220	218

		1,067

Information Technology – 1.5%
Applied Systems, Inc.
7.500%, 1–23–22	400	366
Avago Technologies Ltd.
0.000%, 11–13–22 (G)	193	191
First Data Corp.
3.918%, 3–24–18	160	158
Misys plc and Magic Newco LLC
12.000%, 6–12–19	500	533
RedPrairie Corp.:
6.000%, 12–21–18	69	62
11.250%, 12–21–19	28	23
Survey Sampling International
6.000%, 12–17–20	137	134

		1,467

Materials – 0.2%
United Site Services, Inc.:
5.750%, 8–5–21	57	56
7.250%, 8–5–21	163	162

		218

Utilities – 0.2%
Calpine Corp.
0.000%, 1–15–23 (G)	190	181

Total United States – 8.6%		$8,865

TOTAL LOANS – 9.0%		$9,408
(Cost: $9,550)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.5%
Federal National Mortgage Association Agency REMIC/CMO:
6.979%, 5–25–36 (E)(H)	1,125	218
3.500%, 10–25–41 (H)	559	92
1.923%, 4–25–45 (E)(H)	1,103	78
Government National Mortgage Association Agency REMIC/CMO
2.476%, 1–20–42 (E)(H)	2,300	89

		477

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.5%		$477
(Cost: $477)

SHORT-TERM SECURITIES
Commercial Paper(I) – 26.8%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB)
0.370%, 1–21–16	3,000	2,999
Army & Air Force Exchange Service
0.390%, 1–4–16	4,000	4,000
Baxter International, Inc.
0.430%, 1–11–16	1,500	1,500
Bemis Co., Inc.
0.340%, 1–5–16	1,000	1,000
Campbell Soup Co.
0.360%, 1–19–16	4,000	3,999
Ecolab, Inc.
0.470%, 1–22–16	3,000	2,999
Honeywell International, Inc.
0.390%, 2–24–16	2,250	2,249
J.M. Smucker Co. (The)
0.290%, 1–4–16	1,000	1,000
McCormick & Co., Inc.
0.290%, 1–4–16	2,448	2,448
NBCUniversal Enterprise, Inc.
0.450%, 1–5–16	2,000	2,000
Northern Illinois Gas Co.
0.450%, 1–4–16	2,446	2,446
Novartis Finance Corp. (GTD by Novartis AG)
0.330%, 1–4–16	1,500	1,500

		28,140

Master Note – 4.1%
Toyota Motor Credit Corp.
0.435%, 1–6–16 (J)	4,280	4,280

TOTAL SHORT-TERM SECURITIES – 30.9%		$32,420
(Cost: $32,418)

TOTAL INVESTMENT SECURITIES – 104.6%		$109,669
(Cost: $110,648)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (4.6)%		(4,873)

NET ASSETS – 100.0%		$104,796

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015 the total value of these securities amounted to $13,037 or 12.4% of net assets.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar, EUR - Euro and GBP - British Pound).

(D)	Payment-in-kind bonds.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015.

(F)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(G)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(H)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(I)	Rate shown is the yield to maturity at December 31, 2015.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Australian Dollar	1,474	U.S. Dollar	1,058	1-19-16	Citibank N.A.	$—	$15
British Pound	1,300	U.S. Dollar	1,973	1-19-16	Citibank N.A.	56	—
Euro	4,830	U.S. Dollar	5,291	1-19-16	Citibank N.A.	42	—
Japanese Yen	11,700	U.S. Dollar	97	1-19-16	Citibank N.A.	—	1
British Pound	220	U.S. Dollar	336	1-30-16	JPMorgan Securities LLC	11	—
Canadian Dollar	192	U.S. Dollar	141	1-19-16	Morgan Stanley International	2	—
						$111	$16

The following total return swap agreements were outstanding at December 31, 2015:

Counterparty	Underlying Security	Termination Date	Notional Amount(1)	Financing Fee(2)(3)	Unrealized Depreciation
JPMorgan Chase Bank N.A.	iBoxx $ Liquid High Yield Index	03/20/2016	$89	3M LIBOR – 0.5695	$(1)

(1)	Notional amount changes by the percentage change of the price of the index applied to the notional amount.

(2)	The Fund receives the financing fee multiplied by the notional amount each quarter.

(3)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the receiver, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$48,736	$—	$—
Corporate Debt Securities	—	18,392	—
Mortgage-Backed Securities	—	133	—
Other Government Securities	—	103	—
Loans	—	7,499	1,909
United States Government Agency Obligations	—	477	—
Short-Term Securities	—	32,420	—
Total	$48,736	$59,024	$1,909
Forward Foreign Currency Contracts	$—	$111	$—
Liabilities
Forward Foreign Currency Contracts	$—	$16	$—
Total Return Swaps	$—	$1	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Loans
Beginning Balance 10-1-15	$—
Net realized gain (loss)	— *
Net change in unrealized appreciation (depreciation)	(44)
Purchases	1,738
Sales	(443)
Amortization/Accretion of premium/discount	2
Transfers into Level 3 during the period	656
Transfers out of Level 3 during the period	—
Ending Balance 12-31-15	$1,909
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-15	$(44)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended December 31, 2015, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-15	Valuation Technique(s)	Unobservable Input(s)
Assets
Loans	$1,909	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT= Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$110,648
Gross unrealized appreciation	900
Gross unrealized depreciation	(1,879)
Net unrealized depreciation	$(979)

SCHEDULE OF INVESTMENTS Ivy Apollo Strategic Income Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal		Value

Australia

Materials – 0.2%
FMG Resources Pty Ltd. 9.750%, 3–1–22 (A)		$200	$183

Total Australia – 0.2%			$183
British Virgin Islands

Financials – 0.5%
Horsepower Finance Ltd. 2.100%, 3–3–17		500	500

Total British Virgin Islands – 0.5%			$500
Canada

Consumer Discretionary – 0.3%
Gateway Casinos & Entertainment Ltd. 8.500%, 11–26–20 (A)(B)	CAD	400	278

Energy – 0.6%
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (A)		$367	330
6.750%, 5–1–23 (A)		390	328

			658

Financials – 0.5%
Bank of Montreal 1.800%, 7–31–18		500	499

Health Care – 1.4%
Concordia Healthcare Corp. 9.500%, 10–21–22 (A)		868	855
VPII Escrow Corp.:
6.750%, 8–15–18 (A)		62	61
7.500%, 7–15–21 (A)		638	636
VRX Escrow Corp. 5.375%, 3–15–20 (A)		135	127

			1,679

Information Technology – 0.7%
Kronos Acquisition Holdings, Inc. 9.000%, 8–15–23 (A)		840	718

Total Canada – 3.5%			$3,832
Cayman Islands

Financials – 0.5%
Continental Senior Trust 5.750%, 1–18–17 (A)		500	514

Materials – 0.6%
Fibria Overseas Finance Ltd. 5.250%, 5–12–24		800	760

Telecommunication Services – 0.5%
Hutchison Whampoa International (12) (II) Ltd. 2.000%, 11–8–17 (A)		500	500

Total Cayman Islands – 1.6%			$1,774
Chile

Materials – 0.5%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.) 4.750%, 1–19–18 (A)		500	510

Total Chile – 0.5%			$510
China

Information Technology – 0.2%
Alibaba Group Holding Ltd. 1.625%, 11–28–17		250	247

Total China – 0.2%			$247
Columbia

Financials – 0.7%
Banco de Bogota S.A. 5.000%, 1–15–17 (A)		750	760

Utilities – 0.4%
Empresas Publicas de Medellin 7.625%, 7–29–19 (A)		400	449

Total Columbia – 1.1%			$1,209
France

Financials – 0.3%
Societe Generale S.A. 8.250%, 11–29–49		300	318

Total France – 0.3%			$318
India

Financials – 0.2%
Indian Railway Finance Corp. 3.417%, 10–10–17		200	203

Total India – 0.2%			$203

Indonesia

Financials – 0.4%
Bank Rakyat Indonesia 2.950%, 3–28–18	500	492

Utilities – 0.5%
Majapahit Holding B.V. 7.750%, 10–17–16	500	522

Total Indonesia – 0.9%		$1,014
Ireland

Financials – 0.3%
FLY Leasing Ltd. 6.750%, 12–15–20	275	282

Total Ireland – 0.3%		$282
Israel

Energy – 0.1%
Delek & Avner Tamar Bond Ltd. 5.082%, 12–30–23 (A)	150	151

Total Israel – 0.1%		$151
Luxembourg

Consumer Discretionary – 1.9%
Altice Financing S.A. 7.750%, 7–15–25 (A)	248	227
Altice S.A.:
7.750%, 5–15–22 (A)	1,000	903
7.625%, 2–15–25 (A)	400	345
Nielsen Finance 5.500%, 10–1–21 (A)	600	615

		2,090

Industrials – 0.6%
Silver II Borrower SCA and Silver II U.S. Holdings 7.750%, 12–15–20 (A)	970	698

Total Luxembourg – 2.5%		$2,788
Mexico

Consumer Discretionary – 0.5%
Grupo Televisa S.A.B. de C.V. 6.000%, 5–15–18	500	535

Consumer Staples – 1.0%
Coca-Cola FEMSA S.A.B. de C.V. 2.375%, 11–26–18	500	499
Grupo Bimbo S.A.B. de C.V. 4.500%, 1–25–22 (A)	500	512

		1,011

Financials – 1.7%
Banco Santander S.A. 4.125%, 11–9–22 (A)	750	748
Nacional Financiera SNC 3.375%, 11–5–20 (A)	750	743
PLA Administradora Industrial 5.250%, 11–10–22 (A)	500	486

		1,977

Telecommunication Services – 0.5%
Telefonos de Mexico S.A.B de C.V. (GTD by America Movil S.A.B. de C.V.) 5.500%, 11–15–19	500	546

Total Mexico – 3.7%		$4,069
Netherlands

Consumer Discretionary – 0.7%
Myriad Internatioanal Holdings B.V. 6.375%, 7–28–17 (A)	250	261
VTR Finance B.V. 6.875%, 1–15–24 (A)	650	598

		859

Industrials – 0.3%
Cimpress N.V. 7.000%, 4–1–22 (A)	340	326

Utilities – 0.2%
Majapahit Holding B.V. 8.000%, 8–7–19	150	168

Total Netherlands – 1.2%		$1,353
Panama

Financials – 0.5%
Banco Latinoamericano de Comercio Exterior S.A. 3.750%, 4–4–17 (A)	500	506

Total Panama – 0.5%		$506
Peru

Financials – 0.6%
BBVA Banco Continental 3.250%, 4–8–18 (A)	500	500
Corporacion Financiera de Desarrolla S.A. 4.750%, 2–8–22 (A)	200	203

		703

Total Peru – 0.6%		$703
Singapore

Financials – 0.7%
DBS Bank Ltd. 3.625%, 9–21–22 (A)	750	763

Total Singapore – 0.7%		$763

South Korea

Financials – 0.6%
Kookmin Bank 2.125%, 10–21–20 (A)		750	735

Telecommunication Services – 0.5%
SK Broadband Co. Ltd. 2.875%, 10–29–18		500	506

Total South Korea – 1.1%			$1,241
United Arab Emirates

Financials – 0.4%
ICICI Bank Ltd. 4.700%, 2–21–18 (A)		500	520

Utilities – 0.5%
Abu Dhabi National Energy Co. 2.500%, 1–12–18 (A)		500	497

Total United Arab Emirates – 0.9%			$1,017
United Kingdom

Consumer Staples – 0.5%
BAT International Finance plc 1.850%, 6–15–18 (A)		500	500

Financials – 1.6%
Keystone Financing plc 9.500%, 10–15–19 (B)	GBP	212	325
Odeon & UCI Finco plc 9.000%, 8–1–18(B)		212	325
Royal Bank of Scotland Group plc (The) 1.875%, 3–31–17		$750	746
State Bank of India 3.250%, 4–18–18 (A)		500	507

			1,903

Industrials – 0.3%
Algeco Scotsman Global Finance plc 8.500%, 10–15–18 (A)		350	293

Total United Kingdom – 2.4%			$2,696
United States

Consumer Discretionary – 9.1%
Acosta, Inc. 7.750%, 10–1–22 (A)		300	265
Altice U.S. Finance II Corp. 7.750%, 7–15–25 (A)		605	557
B–Corp Merger Sub, Inc. 8.250%, 6–1–19		650	478
Bon–Ton Stores, Inc. (The) 8.000%, 6–15–21		825	272
Cablevision Systems Corp. 5.875%, 9–15–22		1,043	886
Cumulus Media, Inc. 7.750%, 5–1–19		200	67
Daimler Finance North America LLC 1.375%, 8–1–17 (A)		500	496
DISH DBS Corp. 6.750%, 6–1–21		350	353
Goodyear Tire & Rubber Co. (The) 5.125%, 11–15–23		118	121
Hot Topic, Inc. 9.250%, 6–15–21 (A)		400	354
HT Intermediate Holdings Corp. 12.000%, 5–15–19 (A)(C)		545	455
Jo–Ann Stores Holdings, Inc. 9.750%, 10–15–19 ( A)(C)		360	198
Jo–Ann Stores, Inc. 8.125%, 3–15–19 (A)		360	288
Laureate Education, Inc. 10.000%, 9–1–19 (A)(D)		875	543
Neiman Marcus Group Ltd., Inc. 8.000%, 10–15–21 (A)		1,170	866
Neptune Finco Corp.:
10.125%, 1–15–23 (A)		400	417
10.875%, 10–15–25 (A)		648	678
Nielsen Finance LLC and Nielsen Finance Co. 5.000%, 4–15–22 (A)		600	592
Pinnacle Operating Corp. 9.000%, 11–15–20 (A)		650	611
Radio One, Inc. (GTD by TV One LLC) 7.375%, 4–15–22 (A)		186	166
Wave Holdco LLC and Wave Holdco Corp. 8.250%, 7–15–19 (A)(C)		200	193
WaveDivision Escrow LLC and WaveDivision Escrow Corp. 8.125%, 9–1–20 (A)		200	191
WMG Acquisition Corp. 6.750%, 4–15–22 (A)		975	843
YUM! Brands, Inc. 6.250%, 3–15–18		163	172

			10,062

Consumer Staples – 2.4%
Bunge Ltd. Finance Corp. 3.500%, 11–24–20		750	746
JBS USA LLC and JBS USA Finance, Inc. 5.875%, 7–15–24 (A)		400	362

Post Holdings, Inc.:
7.375%, 2–15–22	500	521
7.750%, 3–15–24 (A)	370	388
Prestige Brands, Inc. 5.375%, 12–15–21 (A)	350	336
Simmons Foods, Inc. 7.875%, 10–1–21 (A)	515	466

		2,819

Energy – 2.4%
California Resources Corp.:
8.000%, 12–15–22 (A)	98	52
6.000%, 11–15–24	37	11
Chesapeake Energy Corp. 6.500%, 8–15–17	66	33
Clayton Williams Energy, Inc. 7.750%, 4–1–19	392	302
Endeavor Energy Resources L.P. 7.000%, 8–15–21 (A)	363	323
Energy Transfer Equity L.P. 7.500%, 10–15–20	280	259
Laredo Petroleum, Inc. 7.375%, 5–1–22	474	436
ONEOK, Inc. 7.500%, 9–1–23	340	283
PBF Holding Co. LLC and PBF Finance Corp. 7.000%, 11–15–23 (A)	93	91
Reliance Holding USA, Inc. 4.500%, 10–19–20 (A)	500	530
Targa Resources Partners L.P. 5.000%, 1–15–18 (A)	310	287

		2,607

Financials – 3.6%
Australia & New Zealand Banking Group Ltd. 2.000%, 11–16–18	500	499
Balboa Merger Sub, Inc. 11.375%, 12–1–21 (A)	200	167
HSBC USA, Inc. 1.625%, 1–16–18	750	746
Hub International Ltd. 7.875%, 10–1–21 (A)	400	360
Hyundai Capital America 2.000%, 3–19–18 (A)	500	494
iStar Financial, Inc. 4.000%, 11–1–17	248	243
New Cotai LLC and New Cotai Capital Corp. 10.625%, 5–1–19 (A)(C)	480	360
Onex USI Acquisition Corp. 7.750%, 1–15–21 (A)	650	624
Patriot Merger Corp. 9.000%, 7–15–21 (A)	650	595

		4,088

Health Care – 1.6%
Fresenius U.S. Finance II, Inc. 4.250%, 2–1–21 (A)	600	606
Greatbatch Ltd. 9.125%, 11–1–23 (A)	200	198
IASIS Healthcare LLC and IASIS Capital Corp. 8.375%, 5–15–19	560	515
Jaguar Holding Co. II and Pharmaceutical Product Development LLC 6.375%, 8–1–23 (A)	400	390
Team Health, Inc. 7.250%, 12–15–23 (A)	107	111

		1,820

Industrials – 1.0%
TransDigm Group, Inc. 7.500%, 7–15–21	400	414
TransDigm, Inc.:
6.000%, 7–15–22	350	342
6.500%, 7–15–24	350	348

		1,104

Information Technology – 2.7%
Alliance Data Systems Corp.:
6.375%, 4–1–20 (A)	235	237
5.375%, 8–1–22 (A)	400	381
Ensemble S Merger Sub, Inc. 9.000%, 9–30–23 (A)	200	193
Italics Merger Sub, Inc. 7.125%, 7–15–23 (A)	620	561
L–3 Communications Corp. 5.200%, 10–15–19	500	530
Micron Technology, Inc.:
5.875%, 2–15–22	400	389
5.500%, 2–1–25	400	348
NCR Escrow Corp. 6.375%, 12–15–23	200	197

		2,836

Materials – 0.3%
Hillman Group, Inc. (The) 6.375%, 7–15–22(A)	370	307

Telecommunication Services – 2.8%
American Tower Corp. 3.400%, 2–15–19	600	616
Frontier Communications Corp.:
8.875%, 9–15–20 (A)	650	658
9.250%, 7–1–21	200	197
Sprint Corp.:
7.250%, 9–15–21	1,044	777
7.875%, 9–15–23	426	320
T–Mobile USA, Inc. 6.500%, 1–15–26	101	102
Windstream Services LLC 7.875%, 11–1–17	307	314

		2,984

Utilities – 0.5%
Sempra Energy 2.850%, 11–15–20	500	499

Total United States – 26.4%		$29,126

TOTAL CORPORATE DEBT SECURITIES – 49.4%		$54,485
(Cost: $56,103)

MORTGAGE-BACKED SECURITIES
United States – 0.3%
U.S. Residential Opportunity Fund Trust 2015–1III, Class A 3.721%, 1–27–35 (A)(D)	284	282

TOTAL MORTGAGE-BACKED SECURITIES – 0.3%		$282
(Cost: $282)

OTHER GOVERNMENT SECURITIES (E)
Mexico – 0.9%
United Mexican States 5.625%, 1–15–17	1,000	1,039

South Africa – 0.1%
Republic of South Africa 5.500%, 3–9–20	100	103

South Korea – 0.4%
Korea Development Bank (The) 1.500%, 1–22–18	500	495

Supranational – 0.3%
Central American Bank for Economic Integration 3.875%, 2–9–17 (A)	275	279

TOTAL OTHER GOVERNMENT SECURITIES – 1.7%		$1,916
(Cost: $1,929)

LOANS (D)
France

Health Care – 0.3%
Ethypharm:
5.500%, 9–30–22 (B)	EUR6	6
0.000%, 9–30–22 (B)(F)	274	295

		301

Total France – 0.3%		$301
Luxembourg

Consumer Discretionary – 0.3%
Formula One Holdings Ltd. and Delta Two S.a.r.l. 0.000%, 7–30–21 (F)	$340	328

Total Luxembourg – 0.3%		$328
United Kingdom

Energy – 0.3%
KCA Deutag Alpha Ltd. 0.000%, 5–16–20 (F)	425	309

Total United Kingdom – 0.3%		$309
United States

Consumer Discretionary – 4.3%
Academy Sports + Outdoors, 5.000%, 7–2–22	340	327
Advantage Sales & Marketing, Inc. 7.500%, 7–25–22	600	534
AMC Entertainment, Inc. 0.000%, 12–10–22 (F)	280	279
BJ’s Wholesale Club, Inc. 8.500%, 3–31–20	650	577
Charter Communicatons, Inc. 0.000%, 8–24–21 (F)	270	267
Dollar Tree, Inc. 0.000%, 7–6–22 (F)	305	304
Hotel del Coronado 6.330%, 12–9–17	540	540
KIK Custom Products, Inc.:
0.000%, 11–19–21 (F)	280	270
0.000%, 5–21–22 (F)	280	278
6.000%, 8–26–22	200	194
0.000%, 8–26–22 (F)	200	193
Talbots, Inc. (The):
5.500%, 3–19–20	399	375
9.500%, 3–19–21	400	375
Univision Communications, Inc. 0.000%, 3–1–20 (F)	279	273

		4,786

Consumer Staples – 0.2%
Albertson’s Holdings LLC:
0.000%, 3–21–19 (F)	66	66
0.000%, 12–10–22 (F)	179	177

		243

Energy – 0.4%
Callon Petroleum Co. 8.500%, 10–8–21	418	397

Financials – 0.9%
Ascensus, Inc. 5.500%, 12–3–22	305	284
Edelman Financial Center LLC 0.000%, 12–16–22 (F)	280	275
Institutional Shareholder Services, Inc. 5.000%, 5–12–21	279	268
WP Mustang Holdings LLC 8.500%, 5–29–22	200	199

		1,026

Health Care – 2.4%
Atrium Innovations, Inc. 0.000%, 8–10–21 (F)	600	510
Envision Healthcare Corp. 4.500%, 10–28–22	340	338
Halyard Health, Inc. 0.000%, 10–31–21 (F)	305	302
HCA, Inc. 0.000%, 5–1–18 (F)	279	279
Pharmaceutical Product Development, Inc. 0.000%, 8–18–22 (F)	340	330
Schumacher Group 5.000%, 7–31–22	289	284
Team Health Holdings, Inc. 4.500%, 11–23–22	290	289
Valeant Pharmaceuticals International, Inc. 4.000%, 4–1–22	339	325

		2,657

Industrials – 1.5%
Cast & Crew Payroll LLC 0.000%, 8–3–22 (F)	280	274
DAE Aviation Holdings, Inc. 5.250%, 7–7–22	340	338
Dynacast International LLC 9.500%, 1–30–23	210	202
Larchmont Resources LLC 5.250%, 10–27–22	340	336
Packers Holdings LLC 0.000%, 12–3–21 (F)	280	278
TriMark USA, Inc. 0.000%, 8–22–21 (F)	280	277

		1,705

Information Technology – 2.4%
Applied Systems, Inc. 7.500%, 1–23–22	700	641
Avago Technologies Ltd. 0.000%, 11–13–22 (F)	316	312
First Data Corp. 3.918%, 3–24–18	340	335
Misys plc and Magic Newco LLC 12.000%, 6–12–19	950	1,014
RedPrairie Corp.:
6.000%, 12–21–18	109	96
11.250%, 12–21–19	44	35
Survey Sampling International 6.000%, 12–17–20	291	285

		2,718

Materials – 0.3%
United Site Services, Inc.:
5.750%, 8–5–21	72	71
7.250%, 8–5–21	208	206

		277

Utilities – 0.3%
Calpine Corp. 0.000%, 1–15–23 (F)	310	296

Total United States – 12.7%		$14,105

TOTAL LOANS – 13.6%		$15,043
(Cost: $15,308)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 5.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.699%, 5–25–18	1,500	1,534
3.562%, 8–25–45 (A)(D)	350	354
Federal National Mortgage Association Agency REMIC/CMO:
2.990%, 11–1–18	300	308
2.480%, 6–1–19	291	296
6.979%, 5–25–36 (D)(G)	1,432	278
3.500%, 10–25–41 (G)	913	151
3.000%, 2–25–44	344	356
1.923%, 4–25–45 (D)(G)	2,344	165
2.500%, 11–25–45	288	291
Federal National Mortgage Association Fixed Rate Pass-Through Certificate 4.490%, 5–1–19	488	524
Federal National Mortgage Association Fixed Rate Pass-Through Certificates 4.674%, 7–1–20	913	990
Government National Mortgage Association Agency REMIC/CMO 2.476%, 1–20–42 (D)(G)	3,597	138
Government National Mortgage Association Fixed Rate Pass-Through Certificates 3.500%, 4–20–34	287	296

		5,681

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 5.1%		$5,681
(Cost: $5,725)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 3.8%
U.S. Treasury Notes:
0.625%, 9–30–17	2,100	2,086
1.375%, 9–30–20	2,100	2,064

		4,150

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.8%		$4,150
(Cost: $4,179)

SHORT-TERM SECURITIES
Commercial Paper (H) – 26.0%
Army & Air Force Exchange Service 0.390%, 1–4–16	3,000	3,000
Baxter International, Inc. 0.430%, 1–11–16	1,500	1,500
Bemis Co., Inc. 0.340%, 1–5–16	2,000	2,000
Campbell Soup Co. 0.360%, 1–19–16	4,000	3,999
Ecolab, Inc. 0.470%, 1–22–16	4,000	3,999
Essilor International S.A. 0.160%, 1–25–16	2,000	1,999
Honeywell International, Inc. 0.390%, 2–24–16	3,500	3,498
McCormick & Co., Inc. 0.290%, 1–4–16	2,670	2,670
Northern Illinois Gas Co. 0.450%, 1–4–16	2,054	2,054
Novartis Finance Corp. (GTD by Novartis AG) 0.330%, 1–4–16	2,000	2,000
Virginia Electric and Power Co. 0.530%, 1–8–16	2,000	2,000

		28,719

Master Note – 4.1%
Toyota Motor Credit Corp. 0.435%, 1–6–16 (I)	4,500	4,500

TOTAL SHORT-TERM SECURITIES – 30.1%		$33,219
(Cost: $33,217)

TOTAL INVESTMENT SECURITIES – 104.0%		$114,776
(Cost: $116,743)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (4.0)%		(4,449)

NET ASSETS – 100.0%		$110,327

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015 the total value of these securities amounted to $35,591 or 32.3% of net assets.

(B)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar, EUR - Euro and GBP - British Pound).

(C)	Payment-in-kind bonds.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(G)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(H)	Rate shown is the yield to maturity at December 31, 2015.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	465	U.S. Dollar	709	1-30-16	JPMorgan Securities LLC	$23	$—
Canadian Dollar	384	U.S. Dollar	281	1-19-16	Morgan Stanley International	4	—
						$27	$—

The following total return swap agreements were outstanding at December 31, 2015:

Counterparty	Underlying Security	Termination Date	Notional Amount(1)	Financing Fee(2)(3)	Unrealized Depreciation
JPMorgan Chase Bank N.A.	iBoxx $ Liquid High Yield Index	03/20/2016	$134	3M LIBOR – 0.5695	$(2)

(1)	Notional amount changes by the percentage change of the price of the index applied to the notional amount.

(2)	The Fund receives the financing fee multiplied by the notional amount each quarter.

(3)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the receiver, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$54,485	$—
Mortgage-Backed Securities	—	282	—
Other Government Securities	—	1,916	—
Loans	—	12,057	2,986
United States Government Agency Obligations	—	5,681	—
United States Government Obligations	—	4,150	—
Short-Term Securities	—	33,219	—
Total	$—	$111,790	$2,986
Forward Foreign Currency Contracts	$—	$27	$—
Liabilities
Total Return Swaps	$—	$2	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Loans
Beginning Balance 10-1-15	$—
Net realized gain (loss)	— *
Net change in unrealized appreciation (depreciation)	(84)
Purchases	2,793
Sales	(565)
Amortization/Accretion of premium/discount	7
Transfers into Level 3 during the period	835
Transfers out of Level 3 during the period	—
Ending Balance 12-31-15	$2,986
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-15	$(84)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended December 31, 2015, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-15	Valuation Technique(s)	Unobservable Input(s)
Assets
Loans	$2,986	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$116,743
Gross unrealized appreciation	214
Gross unrealized depreciation	(2,181)
Net unrealized depreciation	$(1,967)

SCHEDULE OF INVESTMENTS Ivy Emerging Markets Local Currency Debt Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

OTHER GOVERNMENT SECURITIES (A)	Principal		Value

Brazil – 4.4%
Brazil Letras do Tesouro Nacional:
0.000%, 7–1–17 (B)(C)	BRL	500	$101
0.000%, 1–1–19 (B)(C)		1,000	160

Brazil Notas do Tesouro Nacional:
10.000%, 1–1–21 (C)		3,572	718
10.000%, 1–1–23 (C)		870	165
10.000%, 1–1–25 (C)		2,702	488

			1,632

Chile – 6.7%
Republic of Chile
5.500%, 8–5–20 (C)	CLP	1,701,000	2,470

Columbia – 4.8%
Colombian TES:
5.000%, 11–21–18 (C)	COP	400,000	119
10.000%, 7–24–24 (C)		1,017,000	353
6.000%, 4–28–28 (C)		4,197,300	1,035
7.750%, 9–18–30 (C)		870,000	246

			1,753

Hungary – 4.7%
Hungary Government Bond:
5.500%, 2–12–16 (C)	HUF	36,000	124
5.500%, 12–22–16 (C)		10,000	36
6.500%, 6–24–19 (C)		12,000	47
7.000%, 6–24–22 (C)		89,250	377
6.000%, 11–24–23 (C)		126,240	514
5.500%, 6–24–25 (C)		154,510	622

			1,720

Indonesia – 4.6%
Indonesia Government Bond:
6.125%, 5–15–28 (C)	IDR	4,500,000	256
9.000%, 3–15–29 (C)		12,950,000	940
8.250%, 6–15–32 (C)		600,000	40
8.375%, 3–15–34 (C)		5,500,000	374
8.750%, 2–15–44 (C)		1,400,000	96

			1,706

Malaysia – 4.4%
Malaysia Government Bond:
3.172%, 7–15–16 (C)	MYR	2,200	514
3.394%, 3–15–17 (C)		400	94
4.378%, 11–29–19 (C)		700	169
3.889%, 7–31–20 (C)		220	52
3.418%, 8–15–22 (C)		1,070	240
4.392%, 4–15–26 (C)		180	42
4.498%, 4–15–30 (C)		160	37
4.232%, 6–30–31 (C)		250	55
4.127%, 4–15–32 (C)		122	27
4.935%, 9–30–43 (C)		1,613	382

			1,612

Mexico – 7.8%
Mexican Bonos:
7.250%, 12–15–16 (C)	MXN	23,900	1,432
5.000%, 6–15–17 (C)		4,000	236
8.500%, 12–13–18 (C)		2,000	128
10.000%, 12–5–24 (C)		3,510	256
7.500%, 6–3–27 (C)		1,300	82
7.750%, 5–29–31 (C)		3,650	232
10.000%, 11–20–36 (C)		4,387	340
7.750%, 11–13–42 (C)		2,695	171

			2,877

Peru – 4.7%
Republic of Peru:
7.840%, 8–12–20 (C)	PEN	270	84
8.200%, 8–12–26 (C)		625	193
6.950%, 8–12–31 (C)		700	191
6.900%, 8–12–37 (C)		3,742	991
6.850%, 2–12–42 (C)		1,000	261

			1,720

Philippines – 4.8%
Republic of Philippines:
3.900%, 11–26–22 (C)	PHP	17,000	347
6.250%, 1–14–36 (C)		60,000	1,408

			1,755

Poland – 7.2%
Poland Government Bond:
5.000%, 4–25–16 (C)	PLN	2,840	731
4.750%, 4–25–17 (C)		1,510	401
5.250%, 10–25–17 (C)		650	176
2.500%, 7–25–18 (C)		650	169

5.750%, 9–23–22 (C)		700	212
4.000%, 10–25–23 (C)		1,430	395
3.250%, 7–25–25 (C)		130	34
5.750%, 4–25–29 (C)		1,723	552

			2,670

Romania – 4.7%
Romania Government Bond:
5.900%, 7–26–17 (C)	RON	1,320	340
5.750%, 4–29–20 (C)		460	126
5.950%, 6–11–21 (C)		100	28
5.850%, 4–26–23 (C)		3,330	923
4.750%, 2–24–25 (C)		1,155	299

			1,716

Russia – 4.6%
Russia Government Bond:
7.400%, 4–19–17 (C)	RUB	45,000	598
7.000%, 8–16–23 (C)		10,000	118
7.050%, 1–19–28 (C)		87,224	997

			1,713

South Africa – 6.5%
Republic of South Africa:
13.500%, 9–15–16 (C)	ZAR	2,693	180
8.250%, 9–15–17 (C)		11,475	740
7.250%, 1–15–20 (C)		950	57
6.750%, 3–31–21 (C)		1,000	58
7.000%, 2–28–31 (C)		2,354	116
6.250%, 3–31–36 (C)		3,000	130
6.500%, 2–28–41 (C)		1,800	77
8.750%, 2–28–48 (C)		18,902	1,043

			2,401

South Korea – 0.1%
Export Import Bank Korea
8.000%, 5–15–18 (C)	IDR	700,000	48

Thailand – 4.4%
Thailand Government Bond:
2.550%, 6–26–20 (C)	THB	9,000	256
3.650%, 12–17–21 (C)		14,523	434
3.850%, 12–12–25 (C)		9,900	307
3.580%, 12–17–27 (C)		1,000	30
4.875%, 6–22–29 (C)		2,000	69
4.260%, 12–12–37 (C)		16,600	532

			1,628

Turkey – 4.4%
Turkey Government Bond:
10.400%, 3–27–19 (C)	TRY	440	149
8.800%, 9–27–23 (C)		1,740	541
9.000%, 7–24–24 (C)		950	299
8.000%, 3–12–25 (C)		2,167	637

			1,626

TOTAL OTHER GOVERNMENT SECURITIES – 78.8%			$29,047
(Cost: $34,584)

SHORT-TERM SECURITIES
Commercial Paper (D) – 5.5%
Bemis Co., Inc.
0.340%, 1–5–16		$900	900
McCormick & Co., Inc.
0.290%, 1–4–16		1,125	1,125

			2,025

Master Note – 4.3%
Toyota Motor Credit Corp.
0.435%, 1–6–16 (E)		1,594	1,594

United States Government Agency Obligations – 2.3%
Overseas Private Investment Corp. (GTD by U.S. Government)
0.300%, 1–6–16 (E)		863	863

TOTAL SHORT-TERM SECURITIES – 12.1%			$4,482
(Cost: $4,482)

TOTAL INVESTMENT SECURITIES – 90.9%			$33,529
(Cost: $39,066)

CASH AND OTHER ASSETS, NET OF LIABILITIES (F) – 9.1%			3,350

NET ASSETS – 100.0%			$36,879

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(B)	Zero coupon bond.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CLP - Chilean Peso, CNY - China Yuan Renminbi, COP - Columbian Peso, HKD - Hong Kong Dollar, HUF - Hungarian Forint, IDR - Indonesian Rupiah, MXN - Mexican Peso, MYR - Malaysian Ringgit, PEN - Peruvian Neuvo Sol, PHP - Philippine Peso, PLN - Polish Zloty, RON - Romania Leu, RUB - Russian Ruble, SGD - Singapore Dollar, THB - Thai Baht, TRY - Turkish New Lira and ZAR - South African Rand).

(D)	Rate shown is the yield to maturity at December 31, 2015.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

(F)	Cash of $40 has been pledged as collateral on open futures contracts.

The following forward foreign currency contracts were outstanding at December 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
Indonesian Rupiah	1,864,701	U.S. Dollar	135	1-4-16	Bank of New York Mellon Corp. (The)	$—		$—	*
Mexican Peso	777	U.S. Dollar	45	1-7-16	Barclays Capital, Inc.	—	*	—
Colombian Peso	1,484,873	U.S. Dollar	497	1-8-16	Barclays Capital, Inc.	30		—
U.S. Dollar	72	Colombian Peso	210,000	1-8-16	Barclays Capital, Inc.	—		6
U.S. Dollar	76	Indian Rupee	5,100	1-11-16	Barclays Capital, Inc.	1		—
South African Rand	5,404	U.S. Dollar	350	1-14-16	Barclays Capital, Inc.	1		—
Thai Baht	6,500	U.S. Dollar	180	1-15-16	Barclays Capital, Inc.	—		1
U.S. Dollar	1,070	Thai Baht	38,310	1-15-16	Barclays Capital, Inc.	—		6
Thai Baht	900	U.S. Dollar	25	1-19-16	Barclays Capital, Inc.	—	*	—
Peruvian New Sol	325	U.S. Dollar	96	1-29-16	Barclays Capital, Inc.	1		—
U.S. Dollar	258	Peruvian New Sol	875	1-29-16	Barclays Capital, Inc.	—		3
Brazilian Real	1,199	U.S. Dollar	303	2-2-16	Barclays Capital, Inc.	3		—
U.S. Dollar	574	Brazilian Real	2,277	2-2-16	Barclays Capital, Inc.	—		4
Russian Ruble	29,600	U.S. Dollar	405	2-8-16	Barclays Capital, Inc.	3		—
New Zealand Dollar	380	U.S. Dollar	251	2-9-16	Barclays Capital, Inc.	—		8
Turkish New Lira	360	U.S. Dollar	119	2-29-16	Barclays Capital, Inc.	—		2
U.S. Dollar	611	Turkish New Lira	1,850	2-29-16	Barclays Capital, Inc.	14		—
U.S. Dollar	422	Philippine Peso	20,200	3-17-16	Barclays Capital, Inc.	6		—
Romanian Leu	546	U.S. Dollar	136	1-6-16	Citibank N.A.	5		—
Indonesian Rupiah	600,000	U.S. Dollar	44	1-7-16	Citibank N.A.	—	*	—
Mexican Peso	9,811	U.S. Dollar	576	1-7-16	Citibank N.A.	7		—
U.S. Dollar	87	Indonesian Rupiah	1,211,767	1-7-16	Citibank N.A.	1		—
U.S. Dollar	906	Mexican Peso	15,586	1-7-16	Citibank N.A.	—		2
South African Rand	4,086	U.S. Dollar	265	1-14-16	Citibank N.A.	1		—
U.S. Dollar	60	Malaysian Ringgit	260	1-14-16	Citibank N.A.	—	*	—
U.S. Dollar	564	South African Rand	8,688	1-14-16	Citibank N.A.	—		3
Singapore Dollar	330	U.S. Dollar	233	1-29-16	Citibank N.A.	1		—
U.S. Dollar	483	Peruvian New Sol	1,607	1-29-16	Citibank N.A.	—		14
Hungarian Forint	13,858	U.S. Dollar	48	2-1-16	Citibank N.A.	—	*	—
U.S. Dollar	161	Hungarian Forint	47,070	2-1-16	Citibank N.A.	1		—
Chilean Peso	38,000	U.S. Dollar	54	2-4-16	Citibank N.A.	—	*	—
Euro	255	U.S. Dollar	270	2-8-16	Citibank N.A.	—		8
U.S. Dollar	261	Euro	240	2-8-16	Citibank N.A.	—	*	—
New Zealand Dollar	760	U.S. Dollar	500	2-9-16	Citibank N.A.	—		18
U.S. Dollar	768	New Zealand Dollar	1,140	2-9-16	Citibank N.A.	10		—
Polish Zloty	1,168	U.S. Dollar	301	2-22-16	Citibank N.A.	4		—
U.S. Dollar	137	Polish Zloty	543	2-22-16	Citibank N.A.	1		—
Turkish New Lira	2,533	U.S. Dollar	852	2-29-16	Citibank N.A.	—		3
U.S. Dollar	470	Turkish New Lira	1,420	2-29-16	Citibank N.A.	9		—
U.S. Dollar	132	Philippine Peso	6,300	3-17-16	Citibank N.A.	2		—
U.S. Dollar	171	Malaysian Ringgit	730	8-26-16	Citibank N.A.	—		3
Colombian Peso	1,400,000	U.S. Dollar	444	1-8-16	Credit Suisse International	3		—
U.S. Dollar	361	Colombian Peso	1,122,006	1-8-16	Credit Suisse International	—		7
Peruvian New Sol	955	U.S. Dollar	283	1-29-16	Credit Suisse International	5		—
U.S. Dollar	231	Peruvian New Sol	770	1-29-16	Credit Suisse International	—		6
Brazilian Real	610	U.S. Dollar	155	2-2-16	Credit Suisse International	3		—
U.S. Dollar	81	Brazilian Real	320	2-2-16	Credit Suisse International	—		1
Romanian Leu	284	U.S. Dollar	70	1-6-16	Deutsche Bank AG	2		—

U.S. Dollar	783	Romanian Leu	3,080	1-6-16	Deutsche Bank AG	—		43
U.S. Dollar	123	Mexican Peso	2,100	1-7-16	Deutsche Bank AG	—		1
South African Rand	3,611	U.S. Dollar	236	1-14-16	Deutsche Bank AG	2		—
U.S. Dollar	776	Malaysian Ringgit	3,315	1-14-16	Deutsche Bank AG	—		6
U.S. Dollar	749	Hungarian Forint	220,310	2-1-16	Deutsche Bank AG	10		—
Brazilian Real	688	U.S. Dollar	179	2-2-16	Deutsche Bank AG	7		—
Turkish New Lira	592	U.S. Dollar	197	2-29-16	Deutsche Bank AG	—		3
U.S. Dollar	86	Turkish New Lira	255	2-29-16	Deutsche Bank AG	—		—	*
U.S. Dollar	105	Philippine Peso	5,000	3-17-16	Deutsche Bank AG	—	*	—
Malaysian Ringgit	1,520	U.S. Dollar	411	5-25-16	Deutsche Bank AG	60		—
U.S. Dollar	—*	Mexican Peso	7	1-4-16	Goldman Sachs International	—	*	—
Romanian Leu	600	U.S. Dollar	144	1-6-16	Goldman Sachs International	—		1
U.S. Dollar	368	Romanian Leu	1,502	1-6-16	Goldman Sachs International	—		7
Mexican Peso	20,485	U.S. Dollar	1,224	1-7-16	Goldman Sachs International	35		—
U.S. Dollar	369	Mexican Peso	6,300	1-7-16	Goldman Sachs International	—		4
U.S. Dollar	590	Colombian Peso	1,700,000	1-8-16	Goldman Sachs International	—		54
U.S. Dollar	211	Indonesian Rupiah	2,996,710	1-20-16	Goldman Sachs International	5		—
Peruvian New Sol	93	U.S. Dollar	27	1-29-16	Goldman Sachs International	—	*	—
U.S. Dollar	90	Peruvian New Sol	306	1-29-16	Goldman Sachs International	—		—	*
U.S. Dollar	142	Singapore Dollar	200	1-29-16	Goldman Sachs International	—		1
Hungarian Forint	28,000	U.S. Dollar	98	2-1-16	Goldman Sachs International	1		—
U.S. Dollar	105	Brazilian Real	420	2-2-16	Goldman Sachs International	—	*	—
U.S. Dollar	990	Russian Ruble	68,595	2-8-16	Goldman Sachs International	—		59
U.S. Dollar	69	Turkish New Lira	204	2-29-16	Goldman Sachs International	—		—	*
U.S. Dollar	200	Malaysian Ringgit	857	8-26-16	Goldman Sachs International	—		3
						$234		$277

The following futures contracts were outstanding at December 31, 2015 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
10-Year Euro Bund	Long	3-10-16	4	$686	$3
U.S. 10-Year Treasury Note	Short	3-31-16	7	(881)	7
U.S. Treasury Long Bond	Short	3-31-16	4	(615)	(4)
				$(810)	$6

The following interest rate swap agreements were outstanding at December 31, 2015:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(c)		Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	Pay	3-Month Shaghai Interbank Offered Rate	2.385%	6/19/2016	CNY	2,664	$— *	$— *
Citibank N.A.	Receive	3-Month Hong Kong Interbank Offered Rate	2.280%	10/28/2024	HKD	104	(3)	(4)
Citibank N.A.	Pay	3-Month Kuala Lumpur Interbank Offered Rate	4.425%	10/8/2020	MYR	238	4	4
Citibank N.A.	Pay	3-Month Shaghai Interbank Offered Rate	3.680%	11/11/2016	CNY	207	1	2
Deutsche Bank AG	Pay	6-Month Association of Banks in Singapore Swap Offer Rate	2.000%	10/17/2021	SGD	448	(13)	(13)
JPMorgan Chase Bank N.A.	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	5.425%	11/24/2020	MXN	332	1	— *
JPMorgan Chase Bank N.A.	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	5.470%	12/8/2020		217	— *	— *
JPMorgan Chase Bank N.A.	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	6.300%	10/21/2025		248	(1)	(1)
JPMorgan Chase Bank N.A.	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	6.285%	10/21/2025		248	(1)	(2)
JPMorgan Chase Bank N.A.	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	6.370%	10/23/2025		249	— *	— *
JPMorgan Chase Bank N.A.	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	6.440%	10/27/2025		250	(1)	(1)
JPMorgan Chase Bank N.A.	Receive	3-Month Hong Kong Interbank Offered Rate	1.925%	10/16/2021	HKD	747	(13)	(15)
JPMorgan Chase Bank N.A.	Pay	3-Month Shaghai Interbank Offered Rate	3.750%	11/6/2016	CNY	207	1	2
JPMorgan Chase Bank N.A.	Pay	3-Month Shaghai Interbank Offered Rate	3.880%	12/11/2017		33	— *	— *
JPMorgan Chase Bank N.A.	Pay	6-Month LIBOR	9.800%	10/9/2022		$416	16	20
							$(9)	$(8)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Other Government Securities	$—	$29,047	$—
Short-Term Securities	—	4,482	—
Total	$—	$33,529	$—
Forward Foreign Currency Contracts	$—	$234	$—
Futures Contracts	$10	$—	$—
Interest Rate Swaps	$—	$28	$—
Liabilities
Forward Foreign Currency Contracts	$—	$277	$—
Futures Contracts	$4	$—	$—
Interest Rate Swaps	$—	$36	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$39,066
Gross unrealized appreciation	139
Gross unrealized depreciation	(5,676)
Net unrealized depreciation	$(5,537)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 26, 2016

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 26, 2016